NOTE 2 - GOING CONCERN CONSIDERATIONS	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NOTE 2 - GOING CONCERN CONSIDERATIONS

NOTE 2 - GOING CONCERN CONSIDERATIONS

The accompanying consolidated financial statements have been prepared using generally accepted accounting principles applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The accumulated deficit as of December 31, 2013 was $55,985,447 and the total stockholders’ deficit at December 31, 2013 was $5,854,798 and had working capital deficit, continued losses, and negative cash flows from operations. These factors combined, raise substantial doubt about the Company’s ability to continue as a going concern. Management’s plans to address and alleviate these concerns are as follows:

The Company’s management continues to develop a strategy of exploring all options available to it so that it can develop successful operations and have sufficient funds, therefore, as to be able to operate over the next twelve months. The Company is attempting to improve these conditions by way of financial assistance through issuances of additional equity and by generating revenues by facilitating the sale of aircraft fuel. No assurance can be given that funds will be available, or, if available, that it will be on terms deemed satisfactory to management. The ability of the Company to continue as a going concern is dependent upon its ability to successfully increase market share, margins on fuel resales, and greater industry visibility.